Accounts receivable financing agreement	9 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Accounts receivable financing agreement	Venture debt
On October 26, 2018, the Company entered into a bond issuance agreement with Harbert European Specialty Lending Company II S.a.r.l (the “Harbert”) whereby Harbert agreed to loan to the Company €12 million ($14.0 million using the exchange rate as of October 26, 2018), at a stated rate of interest of 9%, to be repaid monthly over 42 months. The Company may redeem or repurchase the notes before the maturity date, subject to making certain contractual payments. The contract also requires the Company to pay an additional fee equal to 2.5% of the principal at the end of the term. The Bond is secured by various assets of the Company, including intellectual property, and is senior to all the convertible notes. Also on October 26, 2018, the Company issued to Harbert, for a total subscription price of $1.00, warrants to acquire 816,716 shares at an exercise price of $1.34 per share ($5.36 per ADS after the modification of the ratio of shares per ADS). Such warrants are exercisable at any time and expire October 26, 2028.
The amounts received from Harbert, net of transaction costs, were allocated to (i) the warrants for an amount of €712,000 ($819,000), which was recorded in Other Capital Reserves in shareholders’ equity, and (ii) the liability component for €10.9 million ($12.8 million).
During the first twelve months, Sequans was only required to make interest payments. Beginning in November 2019, the Company began to make monthly principal and interest payments of €448,000 ($525,000 using the exchange rate as of September 30, 2020) which will continue over the remaining 19 months until April 26, 2022. Interest expense related to the venture debt recorded during the nine months ended September 30, 2020 amounted to $1,134,000, of which $737,000 was paid during the period. Repayments of principal during the nine months ended September 30, 2020 amounted to € 3,372,000 ($3,775,000 using the actual exchange rates during the period).
Convertible debt
Changes over the 9 month-period ended September 30, 2019
On May 7, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $3.0 million (the "2019-1 notes"). The convertible note matures in April 2021 and is convertible, at the holder’s option, into the company’s shares at a conversion rate of $1.21 per share (representing $4.84 per ADS).

On August 16, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $5.0 million (the "2019-2 notes"). The convertible note matures in August 2022 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.03 per share (representing $4.12 per ADS).

The 2019 notes were accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash;
and
•An equity component for the value of the conversion option.
The initial fair value of the notes was split between these two components.

The fair value of the equity component of the 2019-1 note and 2019-2 note on the issuance date of May 7, 2019 and August 16, 2019 were calculated to be $989,000 and $1,874,000, respectively, and were recorded in Other Capital Reserves in shareholders’ equity, net of transaction costs. The Company has used 31.22% and 25.36% as the market rate of interest in order to value the liability component of the 2019-1 and 2019-2 notes, respectively.
Interest expense related to convertible notes recorded during the nine months ended September 30, 2019 amounted to $4,128,000. No repayments occurred during that period.

Changes over the 9 month-period ended September 30, 2020
Effective February 11, 2020, the Company amended the terms of the convertible note issued April 27, 2016 to Nokomis Capital, L.L.C., to extend the maturity of the note to April 14, 2021. In addition, the conversion price was reduced from $2.25 to $1.225 per ordinary share.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 notes which have two options. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) will stay at 7% but the holder will be granted a warrant for 10% of the value of the note with a three-year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK will be adjusted to 9.5%, the previous warrants granted on the first option exercise will be extended by one year and the holder will be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK will be adjusted to 13.5%, and the holder will be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of April 2022, it will receive an extra year’s worth of PIK so as to incentivize early conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
From an accounting perspective, the amendment of the convertible notes resulted in the extinguishment of the existing notes and issuance of five new notes, accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the Company's call options to extend the term of each note, the conversion option of Nokomis and in certain cases a repricing to decrease the conversion price.
The change in the liability component before and after the amendment was recorded as financial gain for an amount of $1,399,000.
The fair value of the liability component on the amendment date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 26.3% as the market rate of interest in order to value the liability components.
The embedded derivatives of the notes were valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On March 20, 2020, the initial fair value of the embedded derivative of the notes was calculated to be $5,266,000 and recorded in Other Capital reserves in shareholders' equity. The change in fair value is remeasured and recorded as financial income or loss at each balance sheet date. At September 30, 2020, the recalculated fair value was $18,506,000 and the change of the fair value of $13,240,000 for the nine-months ended September 30, 2020 was recorded in the Condensed Consolidated Statement of Operations.

Interest accrues on the notes at the rate of 7% per year, paid in kind annually on the anniversaries of the issuance of the notes.

Interest expense related to convertible notes recorded during the nine months ended September 30, 2020 amounted to $5,880,000. No repayments of principal nor payment of interest occurred during that period.
Accounts receivable financing agreementIn June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers. In July 2017, the Company signed an amendment to the initial agreement to include financing of accounts receivable from service revenue up to $800,000. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At September 30, 2020, $11,631,000 had been drawn on the line of credit and recorded as a current borrowing (December 31, 2019: $4,068,000).In May 2020, the Company entered into an agreement to finance the 2020 research tax credit as it is earned over the year. At September 30, 2020, the amount financed was $2,818,000 and does not include hold backs of $437,000, which are expected to be received in 2021 ($320,000) and in 2026 ($117,000). The effective interest rate of 6.15% includes expenses related to the financing.